Unaudited Interim Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
REVENUE		$ 807,500
COST OF REVENUE		133,000
GROSS PROFIT		674,500
OPERATING EXPENSES:
Selling and marketing	126,474	183,679
General and administrative
Payroll and related benefits	745,380	952,122
Professional fees	371,262	536,034
Other general and administrative expenses	413,441	534,871
Total Operating Expenses	1,656,557	2,206,706
LOSS FROM OPERATIONS	(1,656,557)	(1,532,206)
OTHER INCOME (EXPENSE):
Interest income	106,776	1,946,980
Interest expense	(15,479)	(1,202,800)
Allowance for credit losses - notes receivable		(24,347,489)
Loss on sale of notes receivable		(21,292,430)
Other income (expense)	(2,559)	337
Foreign currency transaction gain (loss)	(8,830)	4,766
Total Other Income (Expense), net	79,908	(44,890,636)
LOSS BEFORE INCOME TAXES	(1,576,649)	(46,422,842)
INCOME TAX EXPENSES		(5,770)
NET LOSS	(1,576,649)	(46,428,612)
COMPREHENSIVE LOSS:
NET LOSS	(1,576,649)	(46,428,612)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	20,229	3,131
TOTAL COMPREHENSIVE LOSS	$ (1,556,420)	$ (46,425,481)
NET LOSS PER COMMON SHARE
Basic	$ (0.02)	$ (1.84)
Diluted	$ (0.02)	$ (1.84)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING:
Basic	99,587,811	25,186,864
Diluted	99,587,811	25,186,864